Consolidated Statement of Cash Flow - Merger (Parenthetical)	2 Months Ended
Mar. 01, 2020 USD ($) $ / shares shares
Terra Fund 7
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Terra Property Trust 2 Inc
Equity issued in the Merger	$ 34,630,615
Proceeds from equity issued in the Merger	16,897,074
Business Combination Consideration	17,733,541
Loans held for investment acquired through participation	17,688,741
Interest receivable	134,543
Other assets	18,384
Accounts payable and accrued expenses	(57,433)
Due to Manager	(50,694)
Net Assets Exchanged	$ 17,733,541
Business Combination Common Stock Shares | shares	2,116,785.76
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Terra Fund 7
Business Combination Common Stock Shares | shares	2,116,785.76